Document and Entity Information	Aug. 11, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 11, 2019
Entity Registrant Name	ORASURE TECHNOLOGIES INC
Entity Central Index Key	0001116463
Entity Emerging Growth Company	false
Entity File Number	001-16537
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-4370966
Entity Address, Address Line One	220 East First Street
Entity Address, City or Town	Bethlehem
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18015-1360
City Area Code	610
Local Phone Number	882-1820
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $0.000001 par value per share
Trading Symbol	OSUR
Name of each exchange on which registered	NASDAQ